Fees Summary	Apr. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,288,759,875.26
Previously Paid Amount	0.00
Total Fee Amount	1,115,909.14
Total Offset Amount	0.00
Net Fee	$ 1,115,909.14